SCHEDULE OF OPERATING LEASE LIABILITIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Operating cash flows used by operating leases	$ 6,662
Operating cash flows used by finance leases	390
Financing cash flows used by finance leases	3,108
Operating leases	1,945
Finance leases
Derecognition of prepaid rent during the year ended December 31, 2022:	$ 683
Operating Lease, Weighted Average Remaining Lease Term	14 years 3 months 14 days
Finance Lease, Weighted Average Remaining Lease Term	1 year 4 months 6 days
Weighted average discount rate for operating leases	7.39%
Weighted average discount rate for finance leases	5.88%
Accounting Standards Update 2016-02 [Member]
Operating leases	$ 33,651
Finance leases	10,771
Derecognition of prepaid rent during the year ended December 31, 2022:	93
Derecognition of tenant improvements upon adoption of ASC 842	$ 362